Shareholder Report, Line Graph (Details) 196865_Palm Valley Capital Fund_Investor Class_TSR Annual {Investor Class} - USD ($)								12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2019	Dec. 31, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name								Investor Class
Accumulated Value	$ 14,749	$ 14,152	$ 12,927	$ 12,531	$ 12,081	$ 10,142	$ 10,000	$ 15,406
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	21,907	17,523	13,876	16,944	13,165	11,119	10,000	$ 25,824
S&P SmallCap 600 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P SmallCap 600 TR
Accumulated Value	$ 15,820	$ 14,554	$ 12,541	$ 14,948	$ 11,786	$ 10,591	$ 10,000	$ 16,772